Rule 497(e)
                                                        Registration No. 33-8982

                             THE VICTORY PORTFOLIOS

                        Supplement Dated January 8, 1998
               to the Statement of Additional Information ("SAI")
                               Dated March 1, 1997
                           As Previously Supplemented

                            The Victory Balanced Fund
                       The Victory Diversified Stock Fund
                       The Victory Financial Reserves Fund
                           The Victory Fund For Income
                      The Victory Government Mortgage Fund
                             The Victory Growth Fund
                   The Victory Institutional Money Market Fund
                      The Victory Intermediate Income Fund
                      The Victory International Growth Fund
                    The Victory Investment Quality Bond Fund
                           The Victory Lakefront Fund
                      The Victory Limited Term Income Fund
                    The Victory National Municipal Bond Fund
                       The Victory New York Tax-Free Fund
                      The Victory Ohio Municipal Bond Fund
                  The Victory Ohio Municipal Money Market Fund
                      The Victory Ohio Regional Stock Fund
                       The Victory Prime Obligations Fund
                     The Victory Real Estate Investment Fund
                         The Victory Special Growth Fund
                         The Victory Special Value Fund
                          The Victory Stock Index Fund
                     The Victory Tax-Free Money Market Fund
                  The Victory U.S. Government Obligations Fund
                             The Victory Value Fund

The SAI of the above Funds is supplemented as follows:

1. Effective January 1, 1998, the information under "Trustees and Officers" and the sub-section "Board of Trustees" starting with paragraph two on page 108 of the SAI is replaced as follows:

The Trustees of the Victory Portfolios, their ages, addresses, and their principal occupations during the past five years are as follows:


NAME, AGE, ADDRESS AND PRINCIPAL                                                                 POSITION WITH
OCCUPATION DURING THE PAST FIVE YEARS                                                            REGISTRANT
-------------------------------------                                                            ----------

*ROGER NOALL, Age 62.  c/o Brighton, Apt. 1603, 8231 Bay Colony Drive, Naples,                   Chairman and
Florida 34108.  From 1996 to Present, Executive of KeyCorp;  from 1995 to 1996,                  Trustee
General Counsel and Secretary of KeyCorp; from 1994 to 1996, Senior Executive
Vice President and Chief  Administrative  Officer of  KeyCorp; from 1985 to 1994,
Vice  Chairman  of  the  Board  and  Chief Administrative  Officer of Society
Corporation, now known as KeyCorp.

-------
*    Mr.  Noall is an  "interested  person"  and an  "affiliated  person" of the
     Company.


                                       1


**LEIGH A. WILSON, Age 53.  New Century Care, Inc., 53 Sylvan Road N., Westport,                 President and
CT 06880.  From 1989 to present, Chairman and Chief Executive Officer of                         Trustee
New  Century  Care,  Inc. (merchant bank); from 1995 to  present,  Principal  of
New  Century  Living,  Inc.;  from 1989 to  present, Director of Chimney Rock
Vineyard & Chimney Rock Winery;  President and Director of Key Mutual Funds.

EDWARD P. CAMPBELL, Age 48.  Nordson Corporation, 28601 Clemens                                  Trustee
Road, Westlake, Ohio 44145.  From October 1997 to present, President and Chief Executive Officer of Nordson Corporation (manufacturer of application equipment); from July 1996 to October 1997, President and Chief
Operating Officer of Nordson Corporation; from March 1994 to July 1996,
Executive Vice President and Chief Operating Officer of Nordson
Corporation; from May 1988 to March 1994, Vice President of Nordson
Corporation; from 1987 to December 1994, member of Supervisory
Committee of Society National Bank's Collective Investment
Retirement Fund; from May 1991 to August 1994, Trustee,
Financial Reserves Fund; and from May 1993 to August 1994,
Trustee, Ohio Municipal Money Market Fund.  Currently, Director of
the Key Mutual Funds and Director of Nordson Corporation.

EUGENE J. MCDONALD, Age 65.  Duke Management Co., 2200 West                                      Trustee
Main Street, Suite 1000, Durham, North Carolina 27705.  From 1990 to
present, Executive Vice President and Chief Investment Officer for Asset
Management of Duke University and President and CEO of Duke Management Co.;
Director of CCB Financial Corp., Flag Group of Mutual Funds,  DP Mann Holdings,
Key Mutual Funds, Greater Triangle Community Foundation, and N.C. Bar
Association Investment Committee.

FRANK A. WEIL, Age 66.  Abacus & Associates, 147 E. 47th Street,                                 Trustee
New York, New York 10017.  Chairman and Chief Executive Officer
of Abacus & Associates, Inc. (private investment firm); Director and President of the Norman and Hickrill Foundations; Director
of Key Mutual Funds.  Director Trojan Industries; formerly United States
Assistant Secretary of Commerce for Industry and Trade.

ROBERT G. BROWN, Age 74.  8650 S. Ocean Drive #1101, Jensen Beach,                               Trustee
FL 34957.  Executive V.P., Eaton Corporation - Retired.  From October 1983 to
November 1990, Founder and President,Cleveland Advanced Manufacturing
Program, Inc.  Serves on Board of Directors of CAMP, Inc. (non-profit corporation engaged in regional economic development).

DR. HARRY GAZELLE, Age 70.  17822 Lake Road, Lakewood,                                           Trustee
Ohio 44107.  Retired radiologist, Drs. Hill and Thomas Corp.

DR. THOMAS F. MORRISSEY, Age 64.  Weatherhead School of                                          Trustee
Management, Case Western Reserve University,  10900 Euclid Avenue, Cleveland, OH
44106-7235.  1995 to present,  Visiting  Scholar,  Bond University,  Queensland,
Australia;  Professor,  Weatherhead  School of Management,  Case Western Reserve
University;  from  1989  to  1995,  Associate  Dean  of  Weatherhead  School  of
Management;  from 1987 to 1994,  Member of the Supervisory  Committee of Society
National Bank's Collective  Investment  Retirement Fund; from May 1991 to August
1994,  Trustee,  Financial  Reserves  Fund and from  May  1993 to  August  1994,
Trustee, Ohio Municipal Money Market Fund.

-----------
**   Mr. Wilson is an "interested person" of the Company solely by reason of his position as President.


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

DR. H. PATRICK SWYGERT, Age 54.  Howard University, 2400                                         Trustee
6th Street, N.W., Suite 402, Washington, D.C. 20059.
President, Howard University; formerly President, State
University of New York at Albany; formerly, Executive Vice
President, Temple University.

2. Effective January 1, 1998, the information under "Trustees and Officers" and the sub-section "Officers" starting on page 111 of the SAI is replaced as follows:

OFFICERS.

The officers of the Victory Portfolios, their ages, addresses, and their principal occupations during the past five years are as follows:

ROGER NOALL, Age 62.  c/o Brighton, Apt. 1603, 8231 Bay Colony                                   Chairman and
Drive, Naples, Florida 34108.  From 1996 to present, Executive                                   Trustee
of KeyCorp;  from 1995 to 1996,  General Counsel and Secretary of KeyCorp;  from
1994 to 1996, Senior Executive Vice President and Chief  Administrative  Officer
of  KeyCorp;   from  1985  to  1994,  Vice  Chairman  of  the  Board  and  Chief
Administrative  Officer of Society  Corporation, now known as KeyCorp.

LEIGH A. WILSON, Age 53.  New Century Care, Inc., 53 Sylvan                                      President and
Road N.,Westport, CT 06880.  From 1989 to present, Chairman                                      Trustee
and Chief Executive Officer of New Century Care, Inc.
(merchant bank); from 1995 to present, Principal of New Century
Living, Inc.; from 1989 to present, Director of Chimney Rock
Vineyard & Chimney Rock Winery; President and Director of
Key Mutual Funds.

WILLIAM B. BLUNDIN, Age 59.  125 West 55th Street, New York,                                     Vice President
N.Y. 10019.  Senior Vice President of BISYS Fund Services
("BISYS");   officer  of  other  investment  companies  administered  by  BISYS;
President and Chief Executive  Officer of Vista  Broker-Dealer  Services,  Inc.,
Emerald Asset Management, Inc., and BNY Hamilton Distributors,  Inc., registered broker-dealers.

J. DAVID HUBER, Age 51.  3435 Stelzer Road, Columbus, OH 43219.                                  Vice President
Executive Vice President, BISYS.

THOMAS E. LINE, Age 30.  3435 Stelzer Road, Columbus,                                            Treasurer
Ohio 43219.  From December 1996 to present, employee of
BISYS Fund  Services;  from  September,  1989 to  November,  1996,  Audit Senior
Manager at KPMG Peat Marwick LLP.

GEORGE O. MARTINEZ, Age 38.  3435 Stelzer Road, Columbus,                                        Secretary
Ohio 43219. From March 1995 to present,  Senior Vice Vice President and Director of Administrative and Regulatory Services,  BISYS; from June 1989 to March 1995,
Vice President and Associate General Counsel, Alliance Capital Management.

JAY G. BARIS, Age 43.  Kramer, Levin, Naftalis & Frankel                                         Assistant
919 3rd Avenue, 41st Floor, New York, NY 10022.  From                                            Secretary
1994 to present, Partner, Kramer, Levin, Naftalis & Frankel; previously Partner,
Reid & Priest.


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

ALAINA V. METZ, Age 30.  3435 Stelzer Road, Columbus,                                            Assistant
Ohio 43219.  From June 1995 to present, Chief                                                    Secretary
Administrator, Administrative and Regulatory Services,
BISYS Fund Services Limited Partnership; from May 1989
to June 1995, Supervisor, Mutual Fund Legal Department,
Alliance Capital Management.



The mailing address of each of the officers of the Victory Portfolios is 3435 Stelzer Road, Columbus, OH 43219.

The officers of the Victory Portfolios (other than Leigh Wilson) receive no compensation directly from the Victory Portfolios for performing the duties of their offices. BISYS receives fees from the Victory Portfolios as Administrator.

As of December 31, 1997, the Trustees and officers as a group owned beneficially less than 1% of all classes of outstanding shares of the Funds.




Please keep this Supplement with your SAI. Investors wishing to obtain more information, please call the Funds without charge at 800-KEY-FUND(R) or 800-539-3863.



                                   VF-SAI-SUP3


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